Balance Sheets (Parenthetical) (USD $)	Jan. 31, 2014	Apr. 30, 2013
Statement of Financial Position [Abstract]
Common Stock par value	$ 0.001	$ 0.001
Common Stock Authorized	50,000,000	50,000,000
Common Stock Issued and Outstanding	5,500,000	5,500,000